Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount		₩ 2,232,359		₩ 2,332,629
Investments in associates and joint ventures		₩ 2,238,470		₩ 2,341,827		₩ 1,915,012
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country		China
Associates, Ownership (%)		27.30%		27.30%
Investments in associates, carrying amount		₩ 1,045,903		₩ 975,443
Investments in associates and joint ventures		₩ 1,045,903		₩ 975,443		896,990
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	[1]	Korea
Associates, Ownership (%)	[1]	63.30%		63.30%
Investments in associates, carrying amount	[1]	₩ 370,482		₩ 363,138
Investments in associates and joint ventures		₩ 370,482	[2]	₩ 363,138	[2]	336,404
UniSK [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country		China
Associates, Ownership (%)		49.00%		49.00%
Investments in associates, carrying amount		₩ 26,442		₩ 26,031
Investments in associates and joint ventures		₩ 26,442	[2]	₩ 26,031	[2]	22,285
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country		Cayman Islands
Associates, Ownership (%)		49.00%		49.00%
Investments in associates, carrying amount		₩ 33,523		₩ 34,516
Investments in associates and joint ventures		₩ 33,523		₩ 34,516		70,409
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	[3]	Netherlands
Associates, Ownership (%)	[3]	32.10%		32.10%
Investments in associates, carrying amount	[3]	₩ 6,612		₩ 17,273
Investments in associates and joint ventures		₩ 6,612		₩ 17,273		14,872
SK Latin America Investment S.A. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	[4]	Spain
Associates, Ownership (%)	[4]			32.10%
Investments in associates, carrying amount	[4]			₩ 1,357
Investments in associates and joint ventures				₩ 1,357		14,607
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country		Singapore
Associates, Ownership (%)		20.00%		20.00%
Investments in associates, carrying amount		₩ 368,776		₩ 391,572
Citadel Pacific Telecom Holdings, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	[5]	USA
Associates, Ownership (%)	[5]	15.00%		15.00%
Investments in associates, carrying amount	[5]	₩ 55,167		₩ 51,780
Investments in associates and joint ventures		₩ 55,167	[2]	₩ 51,780	[2]	45,901
SM Culture & Contents Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country		Korea
Associates, Ownership (%)		22.80%		22.80%
Investments in associates, carrying amount		₩ 29,305		₩ 39,567
Investments in associates and joint ventures		₩ 29,305		₩ 39,567		41,578
Nam Incheon Broadcasting Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	[6]	Korea
Associates, Ownership (%)	[6]			27.30%
Investments in associates, carrying amount	[6]			₩ 15,635
Investments in associates and joint ventures				₩ 15,635	[2]	14,344
Home Choice Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	[5]	Korea
Associates, Ownership (%)	[5]	17.80%		17.80%
Investments in associates, carrying amount	[5]	₩ 2,773		₩ 3,238
Investments in associates and joint ventures		₩ 2,773		₩ 3,238		3,215
Konan Technology Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	[5]	Korea
Associates, Ownership (%)	[5]	18.90%		20.60%
Investments in associates, carrying amount	[5]	₩ 5,070		₩ 3,575
Investments in associates and joint ventures		₩ 5,070		₩ 3,575		6,349
CMES Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	[5]	Korea
Associates, Ownership (%)	[5]	6.50%		6.60%
Investments in associates, carrying amount	[5]	₩ 6,999		₩ 4,772
Investments in associates and joint ventures		₩ 6,999		₩ 4,772		900
SK telecom Japan Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country		Japan
Associates, Ownership (%)		24.90%		24.90%
Investments in associates, carrying amount		₩ 3,629		₩ 3,703
Investments in associates and joint ventures		₩ 3,629		₩ 3,703		1,239
SK m&service Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	[7]	Korea
Associates, Ownership (%)	[7]	30.00%
Investments in associates, carrying amount	[7]	₩ 24,551
Investments in associates and joint ventures	[8]	₩ 24,551
Rebellions Inc. (Formerly, SAPEON Korea Inc.) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	[5]	Korea
Associates, Ownership (%)	[5]	18.20%	[9],[10]	26.10%
Investments in associates, carrying amount	[5]	₩ 187,466	[9],[10]	₩ 298,327
Investments in associates and joint ventures		187,466		298,327
Start-up Win-Win Fund and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	[5],[11],[12]	65,661		102,702
Investments in associates and joint ventures		₩ 65,661	[2],[13],[14]	₩ 102,702	[2],[13],[14]	81,142
UTC Kakao-SK Telecom ESG Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	[15]	Korea
Joint ventures, Ownership (%)	[15]	48.20%		48.20%
Investments in joint ventures, carrying amount	[15]	₩ 6,111		₩ 9,198
Investments in associates and joint ventures		₩ 6,111		₩ 9,198		₩ 9,495

[1]	Investment in Korea IT Fund was classified as investment in associates as the Group does not have control over the investee under the contractual agreement with other shareholders.
[2]	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2025.
[3]	The Group received ₩10,955 million from the paid-in capital reduction of SK MENA Investment B.V. for the year ended December 31, 2025, with no change in ownership interest.
[4]	The Group is expected to receive ₩1,394 million from the liquidation of SK Latin America Investment S.A. and recognized a ₩282 million loss relating to investments in associates for the year ended December 31, 2025.
[5]	These investments were classified as investments in associates as the Group can exercise significant influence through its right to appoint the members of the board of directors even though the Group has less than 20% of equity interests.
[6]	The Group received ₩4,000 million from the paid-in capital reduction of Nam Incheon Broadcasting Co., Ltd. and recognized a ₩11,791 million loss relating to investments in associates for the year ended December 31, 2025.
[7]	The Group disposed of a portion of shares in SK m&service Co., Ltd., which was an indirect subsidiary of the Parent Company, to SAMKOO Inc. and received ₩54,987 million for the year ended December 31, 2025. As a result, the remaining shares have been reclassified as an investment in associate as of December 31, 2025.
[8]	The Group disposed of a portion of shares in SK m&service Co., Ltd., which was an indirect subsidiary of the Parent Company, for the year ended December 31, 2025, resulting in the reclassification of the remaining shares as an investment in associate as of December 31, 2025.
[9]	Net assets of the entity exclude the goodwill held by Rebellions Inc. (formerly, SAPEON Korea Inc.) at the time the investment in the associate was recognized.
[10]	The ownership interest is based on the number of shares owned by the Parent Company divided by the total shares issued by the investee, and the effective ownership interest applied for the equity method is 35.3% as of December 31, 2025.
[11]	The Group exchanged its entire shares in id Quantique SA for shares in IonQ, Inc., and recognized a ₩1,189 million loss relating to investments in associates for the year ended December 31, 2025.
[12]	The Group newly contributed ₩10,596 million in cash to Syntelligence AI Ltd. for the year ended December 31, 2025.
[13]	The Group exchanged its entire shares in id Quantique SA for shares in IonQ, Inc. and classified the investment in IonQ, Inc. as a financial asset at FVOCI for the year ended December 31, 2025.
[14]	The acquisition for the year ended December 31, 2025 includes ₩10,596 million of investments in Syntelligence AI Ltd.
[15]	This investment was classified as investment in joint ventures as the Group has joint control pursuant to the agreement with the other shareholders.